Condensed Consolidated Statements of Shareholders' Equity (Unaudited) - USD ($) $ in Thousands	Total	Cumulative Effect Period of Adoption Adjustment	Preferred shares	Common shares	Treasury shares	Additional Paid-in capital	Accumulated other comprehensive income (loss)	Retained earnings	Retained earnings Cumulative Effect Period of Adoption Adjustment	Total Textainer Group Holdings Limited shareholders' equity	Total Textainer Group Holdings Limited shareholders' equity Cumulative Effect Period of Adoption Adjustment	Noncontrolling interest	Noncontrolling interest Cumulative Effect Period of Adoption Adjustment
Beginning Balances at Dec. 31, 2019	$ 1,285,645			$ 583	$ (17,746)	$ 410,595	$ (511)	$ 866,458		$ 1,259,379		$ 26,266
Beginning Balances (ASU 2016-13) at Dec. 31, 2019		$ (892)							$ (885)		$ (885)		$ (7)
Beginning Balances (in shares) at Dec. 31, 2019				58,326,555	(1,508,637)
Restricted share units vested				$ 1		(1)
Restricted share units vested (in shares)				66,101
Exercise of share options	224					224				224
Exercise of share options (in shares)				21,327
Purchase of treasury shares	$ (56,779)				$ (56,779)					(56,779)
Purchase of treasury shares (in shares)	(5,957,459)				(5,957,459)
Share-based compensation expense	$ 3,218					3,218				3,218
Net income	28,635							28,562		28,562		73
Other comprehensive income (loss):
Change in derivative instruments designated as cash flow hedges	(13,093)						(13,093)			(13,093)
Reclassification of realized (gain) loss on derivative instruments designated as cash flow hedges	1,658						1,658			1,658
Foreign currency translation adjustments	3						3			3
Income tax benefit related to items of other comprehensive (loss) income	115						115			115
Total other comprehensive income (loss)	(11,317)
Ending Balances at Sep. 30, 2020	1,248,734			$ 584	$ (74,525)	414,036	(11,828)	894,135		1,222,402		26,332
Ending Balances (in shares) at Sep. 30, 2020				58,413,983	(7,466,096)
Beginning Balances at Dec. 31, 2020	1,286,718			$ 587	$ (86,239)	416,609	(9,744)	938,395		1,259,608		27,110
Beginning Balances (in shares) at Dec. 31, 2020				58,740,919	(8,245,130)
Issuance of preferred shares, net of offering expenses	289,650		$ 300,000			(10,350)				289,650
Issuance of preferred shares, net of offering expenses (in shares)			12,000
Restricted share units vested				$ 1		(1)
Restricted share units vested (in shares)				65,505
Exercise of share options	6,789			$ 4		6,785				6,789
Exercise of share options (in shares)				376,804
Purchase of treasury shares	$ (45,789)				$ (45,789)					(45,789)
Purchase of treasury shares (in shares)	(1,685,562)				(1,685,562)
Share-based compensation expense	$ 4,208					4,208				4,208
Purchase of noncontrolling interest	(20,088)					7,022				7,022		$ (27,110)
Preferred shares dividends declared	(4,433)							(4,433)		(4,433)
Net income	206,434							206,434		206,434
Other comprehensive income (loss):
Change in derivative instruments designated as cash flow hedges	3,084						3,084			3,084
Reclassification of realized (gain) loss on derivative instruments designated as cash flow hedges	5,378						5,378			5,378
Foreign currency translation adjustments	(108)						(108)			(108)
Income tax benefit related to items of other comprehensive (loss) income	11						11			11
Total other comprehensive income (loss)	8,365
Ending Balances at Sep. 30, 2021	$ 1,731,854		$ 300,000	$ 592	$ (132,028)	$ 424,273	$ (1,379)	$ 1,140,396		$ 1,731,854
Ending Balances (in shares) at Sep. 30, 2021			12,000	59,183,228	(9,930,692)